OTHER RECEIVABLE (Details) - USD ($)		1 Months Ended
	Mar. 31, 2021	May 31, 2022	May 31, 2020	Nov. 30, 2019	Aug. 14, 2020	Mar. 31, 2020
OTHER RECEIVABLE
Other receivable						$ 31,846,684
Other receivable - current						23,609,338
Other receivable - non-current						$ 8,237,346
Payments for Deposits			$ 15,500,000	$ 30,900,000
Refund Of Deposits Receivable	$ 5,550,000	$ 9,710,000
Remaining balance refund on monthly basis in next two years			$ 693,905
Period For Refund Of Remaining Balance Of Deposits Receivable On Monthly Basis			2 years
Annual Interest Charge On Refund Receivable On Deposits			2.00%
Registered Capital Of Guarantee Company			$ 142,900,000
Deposits Refund, Amount					$ 16,900,000
Deposits Refund, Percentage					53.00%